Note Regulatory capital requirements (Corporation's risk-based capital and leverage ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Corporate
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 4,692,409	$ 4,122,238
Capital to Risk Weighted Assets	18.78%	19.41%
Common Equity Tier 1 Based Capital Amount	$ 4,049,576
Common Equity Tier 1 Based Capital Ratio	16.21%
Tier One Risk Based Capital	$ 4,049,576	$ 3,849,891
Tier One Risk Based Capital to Risk Weighted Assets	16.21%	18.13%
Tier One Leverage Capital	$ 4,049,576	$ 3,849,891
Tier One Leverage Capital to Average Assets	11.82%	11.94%
Corporate | Capital Adequacy Minimum Requirement - Total Capital - 8%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 1,998,971	$ 1,698,712
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Corporate | Capital Adequacy Minimum Requirement - Common Equity Tier I Capital (to Risk-Weighted Asset)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Based Capital Minimum Requirement	$ 1,124,421
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	4.50%
Corporate | Capital Adequacy Minimum Requirement- Tier I Capital (to Weighted Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	$ 1,499,229	$ 849,356
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	4.00%
Corporate | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 3%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	$ 1,370,145	$ 967,505
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	3.00%
Corporate | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy		$ 1,290,007
Tier One Leverage Capital Required for Capital Adequacy to Average Assets		4.00%
Banco Popular de Puerto Rico
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 3,591,547	$ 2,973,500
Capital to Risk Weighted Assets	18.27%	17.00%
Common Equity Tier 1 Based Capital Amount	$ 3,339,165
Common Equity Tier 1 Based Capital Ratio	16.98%
Tier One Risk Based Capital	$ 3,339,165	$ 2,749,051
Tier One Risk Based Capital to Risk Weighted Assets	16.98%	15.71%
Tier One Leverage Capital	$ 3,339,165	$ 2,749,051
Tier One Leverage Capital to Average Assets	12.21%	10.63%
Banco Popular de Puerto Rico | Capital Adequacy Minimum Requirement - Total Capital - 8%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 1,572,988	$ 1,399,664
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Banco Popular de Puerto Rico | Capital Adequacy Minimum Requirement - Common Equity Tier I Capital (to Risk-Weighted Asset)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Based Capital Minimum Requirement	$ 884,806
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	4.50%
Banco Popular de Puerto Rico | Capital Adequacy Minimum Requirement- Tier I Capital (to Weighted Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	$ 1,179,741	$ 699,832
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	4.00%
Banco Popular de Puerto Rico | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 3%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	$ 1,094,291	$ 775,566
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	3.00%
Banco Popular de Puerto Rico | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy		$ 1,034,089
Tier One Leverage Capital Required for Capital Adequacy to Average Assets		4.00%
Banco Popular North America
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 945,132	$ 1,216,065
Capital to Risk Weighted Assets	19.02%	35.77%
Common Equity Tier 1 Based Capital Amount	$ 908,722
Common Equity Tier 1 Based Capital Ratio	18.29%
Tier One Risk Based Capital	$ 908,722	$ 1,182,899
Tier One Risk Based Capital to Risk Weighted Assets	18.29%	34.80%
Tier One Leverage Capital	$ 908,722	$ 1,182,899
Tier One Leverage Capital to Average Assets	13.74%	20.01%
Banco Popular North America | Capital Adequacy Minimum Requirement - Total Capital - 8%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 397,519	$ 271,952
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Banco Popular North America | Capital Adequacy Minimum Requirement - Common Equity Tier I Capital (to Risk-Weighted Asset)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Based Capital Minimum Requirement	$ 223,604
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	4.50%
Banco Popular North America | Capital Adequacy Minimum Requirement- Tier I Capital (to Weighted Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	$ 298,139	$ 135,976
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	4.00%
Banco Popular North America | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 3%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	$ 264,547	$ 177,376
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	3.00%
Banco Popular North America | Capital Adequacy Minimum Requirement- Tier I Capital (to Average Assets) - 4%
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy		$ 236,502
Tier One Leverage Capital Required for Capital Adequacy to Average Assets		4.00%